Shareholder Report, Average Annual Return (Details) 215304_Motley Fool Innovative Growth Factor ETF_TF_TSR Annual {TF}	9 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Motley Fool Innovative Growth Factor ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Motley Fool Innovative Growth Factor ETF (at NAV)
Average Annual Return, Percent	8.64%
Russell 1000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Total Return Index
Average Annual Return, Percent	13.02%
Motley Fool Innovative Growth Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Motley Fool Innovative Growth Total Return Index (USD)
Average Annual Return, Percent	8.75%
Russell 1000 Growth Benchmark Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Benchmark Total Return Index
Average Annual Return, Percent	2.79%